Document and Entity Information	Feb. 07, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 07, 2022
Entity File Number	001-39283
Entity Registrant Name	Lightning eMotors, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4605714
Entity Address State Or Province	CO
Entity Address, Address Line One	815 14th Street SW, Suite A100
Entity Address, City or Town	Loveland
Entity Address, Postal Zip Code	80537
City Area Code	800
Local Phone Number	223-0740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Redeemable Warrants, each full warrant exercisablefor one share of Common Stock at an exercise priceof $11.50 per share
Trading Symbol	ZEV.WS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001802749
Amendment Flag	false